Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets
	December 31,	December 31,
	2013	2012
Cost	(in thousands)
Customer relationships acquired	$36,900	$33,951
Technology asset acquired	11,169	11,169
Order backlog	3,171	2,571
Tradenames acquired	1,357	1,357
Volunteer list acquired	1,325	1,325
Non-compete arrangements	489	489
Foreign exchange movement	(62)	(1,001)
Total cost	54,349	49,861
Accumulated amortization	(22,550)	(15,363)
Foreign exchange movement	(445)	(51)

Net book value	$31,354	$34,447

Future Intangible Asset Amortization Expense
Future intangible asset amortization expense for the years ended December 31, 2014 to December 31, 2018 is as follows:

Year ended December 31 (in thousands)
2014	$7,099
2015	6,867
2016	5,297
2017	4,283
2018	3,693

$27,239